Segment Information - Reconciliation of Segment Operating Profit (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	$ (264)	$ 9,324	$ 12,440
Consolidated	(264)	9,324	12,440
Other operating income	385	805	5,084
Other operating expenses	(770)	(1,445)	(909)
Operating profit	(649)	8,684	16,615
Finance costs	(1,012)	(1,378)	(1,221)
Finance income	506	482	876
Share of loss of associates	(3)	(3)	(3)
Loss on liquidation of a subsidiary			(261)
Exchange gain	1,550	1,741	2,784
Other income	717	1,817	214
Other expense	(3)	(11)	(336)
Profit before tax	1,106	11,332	18,668
Operating segments [Member]
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	2,620	12,467	15,514
Finance income	505	770	957
Profit before tax	1,106	11,332	18,668
Corporate expense adjustments and eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	(2,884)	(3,143)	(3,074)
Corporate expenses adjustments and eliminations	(2,884)	(3,143)	(3,074)
Finance income	1	(288)	(81)
Segment Reconciling Items [Member]
Disclosure Of Operating Segments [Line Items]
Other operating income	385	805	5,084
Other operating expenses	(770)	(1,445)	(909)
Finance costs	(1,012)	(1,378)	(1,221)
Finance income	506	482	876
Share of loss of associates	(3)	(3)	(3)
Loss on liquidation of a subsidiary			(261)
Exchange gain	1,550	1,741	2,784
Other income	717	1,817	214
Other expense	$ (3)	$ (11)	$ (336)